united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08037

Horizon Funds

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2015

Item 1. Schedule of Investments.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015

Shares		Value
	COMMON STOCKS - 2.1%
	APPAREL - 0.1%
11,925	Crocs, Inc. *	$ 132,964
2,967	VF Corp.	227,450
		360,414
	BANKS - 0.1%
11,678	Bank of America Corp.	184,629

	BIOTECHNOLOGY - 0.1%
5,784	Acorda Therapeutics, Inc. *	195,730
23,257	Spectrum Pharmaceuticals, Inc. *	144,891
		340,621
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
8,405	E*TRADE Financial Corp. *	218,824

	ELECTRIC - 0.0%
9,729	EnerNOC, Inc. *	131,244

	FOOD - 0.1%
3,781	Hormel Foods Corp.	221,226

	HEALTHCARE-PRODUCTS - 0.2%
26,178	BioTelemetry, Inc. *	252,618
8,439	Cynosure, Inc. *	256,714
		509,332
	HEALTHCARE-SERVICES - 0.1%
4,116	Health Net, Inc. *	236,053

	INSURANCE - 0.1%
1,394	Berkshire Hathaway, Inc. *	205,490
5,569	XL Group PLC	201,598
		407,088
	INTERNET - 0.1%
1,856	TripAdvisor, Inc. *	165,648

	IRON/STEEL - 0.0%
2,710	Reliance Steel & Aluminum Co.	154,497

	LEISURE TIME - 0.1%
5,014	Carnival Corp.	220,566

	MACHINERY - 0.1%
9,318	Briggs & Stratton Corp.	194,187
1,260	Roper Industries, Inc.	211,138
		405,325

	OIL & GAS - 0.2%
7,146	Chesapeake Energy Corp.	119,195
2,214	SM Energy Co.	107,423
3,498	Valero Energy Corp.	215,792
		442,410
	OIL & GAS SERVICES - 0.1%
6,674	Matrix Service Co. *	124,136
8,766	Tesco Corp.	93,183
		217,319
	PHARMACEUTICALS - 0.0%
12,631	Omega Protein Corp. *	134,899

	REAL ESTATE INVESTMENT TRUSTS - 0.1%
5,562	Weyerhaeuser Co.	195,282

	RETAIL - 0.2%
3,195	TJX Cos, Inc.	219,305
2,872	Tractor Supply Co.	253,081
		472,386
	SEMICONDUCTORS - 0.1%
5,497	Altera Corp.	203,444
12,872	Kulicke & Soffa Industries, Inc. *	205,952
		409,396
	SOFTWARE - 0.1%
2,739	Citrix Systems, Inc. *	174,406
4,591	Oracle Corp.	201,178
		375,584
	TRANSPORTATION - 0.1%
3,701	Con-way, Inc.	163,473

	TOTAL COMMON STOCK (Cost - $6,057,399)	5,966,216

	EXCHANGE TRADED FUNDS - 95.2%
	EQUITY FUNDS - 95.2%
305,879	iShares China Large-Cap ETF	13,385,265
173,133	iShares MSCI EMU ETF	6,745,262
402,226	iShares MSCI India ETF	13,494,682
265,827	iShares Russell 1000 Growth ETF	26,694,348
687,480	iShares S&P 500 Growth ETF	79,960,799
176,693	SPDR Consumer Discretionary Select Sector Fund	13,423,367
220,138	SPDR S&P 500 ETF Trust	46,374,271
463,792	Vanguard Value ETF	39,575,371
320,455	WisdomTree Europe Hedged Equity Fund	20,618,075
119,570	WisdomTree Europe SmallCap Dividend Fund	6,774,836
	TOTAL EXCHANGE TRADED FUNDS (Cost - $257,057,097)	267,046,276
Contracts
	PURCHASED CALL OPTIONS - 0.1% *
700	iShares MSCI Italy Capped ETF
	Expiration March 2015, Exercise Price $14 **	70,000
1,500	iShares MSCI Italy Capped ETF
	Expiration March 2015, Exercise Price $15 **	37,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $157,733)	107,500

	PURCHASED PUT OPTIONS - 0.0% *
900	SPDR S&P 500 ETF Trust
	Expiration March 2015, Exercise Price $160 **	1,800
1,400	SPDR S&P 500 ETF Trust
	Expiration March 2015, Exercise Price $195 **	29,400
	TOTAL PURCHASED PUT OPTIONS (Cost - $1,492,050)	31,200
Shares
	SHORT-TERM INVESTMENTS - 2.2%
	MONEY MARKET FUND - 2.2%
6,167,959	BlackRock Liquidity Funds T-Fund - Institutional Shares, 0.01% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,167,959)	6,167,959

	TOTAL INVESTMENTS - 99.6% (Cost - $270,932,238) (a)	$ 279,319,151
	OTHER ASSETS IN EXCESS OF LIABILTIES - 0.4%	1,100,484
	NET ASSETS - 100.0%	$ 280,419,635

Contracts		Value
	PUT OPTIONS WRITTEN - (0.0) % *
2,200	iShares MSCI Italy Capped ETF
	Expiration March 2015, Exercise Price $13 **	$ 5,500
2,300	SPDR S&P 500 ETF Trust
	Expiration March 2015, Exercise Price $180 **	13,800
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,225,559)	$ 19,300

* Non-income producing security.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
+ Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2015.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, not including options written, is $269,441,787 and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation	$ 12,002,449
	Unrealized depreciation	(2,125,085)
	Net unrealized appreciation	$ 9,877,364

Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 96.4%
	BOND FUNDS - 92.5%
215,755	iShares 1-3 Year Treasury Bond ETF	$ 18,274,449
249,641	iShares Core US Aggregate Bond ETF	27,760,079
100,394	iShares iBoxx $ High Yield Corporate Bond ETF	9,226,209
339,569	Market Vectors High Yield Municipal Index ETF	10,625,114
310,710	PIMCO Total Return Active ETF	34,032,066
206,102	PowerShares Fundamental High Yield Corporate Bond Portfolio	3,950,975
352,007	PowerShares Preferred Portfolio	5,234,344
111,245	Vanguard Long-Term Corporate Bond ETF	10,483,729
124,435	Vanguard Mortgage-Backed Securities ETF	6,632,386
	TOTAL BOND FUNDS	126,219,351

	EQUITY FUNDS - 3.9%
218,805	PowerShares CEF Income Composite Portfolio	5,264,448

	TOTAL EXCHANGE TRADED FUNDS (Cost - $130,065,467)	131,483,799

Contracts
	PURCHASED CALL OPTIONS - 0.2% *
300	iShares iBoxx $ High Yield Corporate Bond ETF
	Expiration January 2016, Exercise Price $91 **	47,250
200	iShares iBoxx $ High Yield Corporate Bond ETF
	Expiration March 2015, Exercise Price $92 **	7,000
721	Market Vectors International High Yield Bond ETF
	Expiration April 2015, Exercise Price $27 **	3,605
1,400	PowerShares DB US Dollar Index Bullish Fund
	Expiration January 2016, Exercise Price $24 **	217,000
300	SPDR Barclays Emerging Markets Local Bond ETF
	Expiration June 2015, Exercise Price $30 **	1,500
1,300	SPDR Barclays High Yield Bond ETF
	Expiration March 2015, Exercise Price $41 **	3,250
1,300	SPDR Barclays Short Term High Yield Bond ETF
	Expiration March 2015, Exercise Price $30 **	3,250
132	SPDR Barclays Short Term High Yield Bond ETF
	Expiration June 2015, Exercise Price $30 **	660
	TOTAL PURCHASED CALL OPTIONS (Cost - $272,407)	283,515

	PURCHASED PUT OPTIONS - 0.0% *
600	iShares 1-3 Year Treasury Bond ETF
	Expiration March 2015, Exercise Price $84 **	1,500
	TOTAL PURCHASED PUT OPTIONS (Cost - $24,600)	1,500
Shares
	SHORT-TERM INVESTMENTS - 2.7%
	MONEY MARKET FUND - 2.7%
3,715,771	BlackRock Liquidity Funds T-Fund - Institutional Shares, 0.01% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,715,771)	3,715,771

	TOTAL INVESTMENTS - 99.3% (Cost - $134,078,245) (a)	$ 135,484,585
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	933,997
	NET ASSETS - 100.0%	$ 136,418,582

Contracts		Value
	PUT OPTIONS WRITTEN - (0.1) % *
300	iShares iBoxx $ High Yield Corporate Bond ETF
	Expiration January 2016, Exercise Price $70 **	$ 12,000
200	iShares iBoxx $ High Yield Corporate Bond ETF
	Expiration March 2015, Exercise Price $82 **	1,000
1,400	PowerShares DB US Dollar Index Bullish Fund
	Expiration January 2016, Exercise Price $22 **	11,900
200	SPDR Barclays Emerging Markets Local Bond ETF
	Expiration June 2015, Exercise Price $28 **	17,500
200	SPDR Barclays Emerging Markets Local Bond ETF
	Expiration June 2015, Exercise Price $29 **	29,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $147,312)	$ 71,400

* Non-income producing security.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
+ Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2015.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, not including options written, is $133,827,460 and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation	$ 1,816,695
	Unrealized depreciation	(159,570)
	Net unrealized appreciation	$ 1,657,125

Horizon Active Risk Assist Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 98.0%
	EQUITY FUNDS - 98.0%
190,709	iShares China Large-Cap ETF	$ 8,345,426
107,518	iShares MSCI EMU ETF	4,188,901
251,075	iShares MSCI India ETF	8,423,566
165,507	iShares Russell 1000 Growth ETF	16,620,213
428,783	iShares S&P 500 Growth ETF	49,871,751
109,601	SPDR Consumer Discretionary Select Sector Fund	8,326,388
138,176	SPDR S&P 500 ETF Trust	29,108,156
292,600	Vanguard Value ETF	24,967,558
195,237	WisdomTree Europe Hedged Equity Fund	12,561,549
73,851	WisdomTree Europe SmallCap Dividend Fund	4,184,398
	TOTAL EXCHANGE TRADED FUNDS (Cost - $161,998,528)	166,597,906

	SHORT-TERM INVESTMENTS - 5.0%
	MONEY MARKET FUND - 5.0%
8,454,266	BlackRock Liquidity Funds T-Fund - Institutional Shares, 0.01% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,454,266)	8,454,266

	TOTAL INVESTMENTS - 103.0% (Cost - $170,452,794) (a)	$ 175,052,172
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0) %	(5,159,762)
	NET ASSETS - 100.0%	$ 169,892,410

+ Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2015.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, not including options written, is $170,453,341 and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation	$ 4,598,831
	Unrealized depreciation	-
	Net unrealized appreciation	$ 4,598,831

Horizon Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

Horizon Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2015 in valuing the Funds' investments measured at fair value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 5,966,216	$ -	$ -	$ 5,966,216
Equity Funds	267,046,276	-	-	267,046,276
Purchased Call Options	107,500	-	-	107,500
Purchased Put Options	31,200	-	-	31,200
Money Market Funds	6,167,959	-	-	6,167,959
Total	$ 279,319,151	$ -	$ -	$ 279,319,151

Liabilities *	Level 1	Level 2	Level 3	Total
Put Options Written	$ 19,300	$ -	$ -	$ 19,300
Total	$ 19,300	$ -	$ -	$ 19,300
Horizon Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 126,219,351	$ -	$ -	$ 126,219,351
Equity Funds	5,264,448	-	-	5,264,448
Purchased Call Options	283,515	-	-	283,515
Purchased Put Options	1,500	-	-	1,500
Money Market Funds	3,715,771	-	-	3,715,771
Total	$ 135,484,585	$ -	$ -	$ 135,484,585

Liabilities *	Level 1	Level 2	Level 3	Total
Put Options Written	$ 71,400	$ -	$ -	$ 71,400
Total	$ 71,400	$ -	$ -	$ 71,400

Horizon Active Risk Assist Fund
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 166,597,906	$ -	$ -	$ 166,597,906
Money Market Funds	8,454,266	-	-	8,454,266
Total	$ 175,052,172	$ -	$ -	$ 175,052,172

The Funds did not hold any Level 2 or Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Funds' policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.
*Refer to the Portfolios of Investments for security classifications.

Exchange Traded Funds
The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions
The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell (write) options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. During the period ended February 28, 2015, the Funds' unrealized appreciation/(depreciation) and realized gain on option contracts subject to equity price risk are stated in the table below respectively and serve as an indicator of the volume of derivative activity for the Fund during the period:

			Unrealized Appreciation/ (Depreciation)	Realized Gain
Horizon Active Asset Allocation Fund			$ (304,824)	$ 200,358
Horizon Active Income Fund			63,920	366,433

The number of option contracts written and the premiums received during the period ended February 28, 2015 were as follows:

Horizon Active Asset Allocation Fund
			Written Options
			Number of Contracts	Premiums Received
Options outstanding, beginning of period			(5,700)	$ (1,668,149)
Options purchased/written			-	-
Options closed			-	-
Options exercised			-	-
Options expired			1,200	442,590
Options outstanding, end of period			(4,500)	$ (1,225,559)

Horizon Active Asset Allocation Fund
			Written Options
			Number of Contracts	Premiums Received
Options outstanding, beginning of period			(3,002)	$ (207,786)
Options purchased/written			-	-
Options closed			602	59,234
Options exercised			-	-
Options expired			100	1,240
Options outstanding, end of period			(2,300)	$ (147,312)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Horizon Funds

By (Signature and Title)

/s/Ryan Beach

Ryan Beach, President

Date 4/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Ryan Beach

Ryan Beach, President

Date 4/29/15

By (Signature and Title)

/s/Brian Curley

Brian Curley, Treasurer

Date 4/29/15